Angel Oak High Yield Opportunities Fund
Schedule of Investments
April 30, 2020 (Unaudited)
	Principal
	Amount	Value
Collateralized Loan Obligations ― 4.60%
JFIN CLO Ltd., Series 2013-1A, Class DR, 9.189% (3 Month LIBOR USD + 7.370%), 1/22/2030 (a)(b)	$500,000	$324,896
Madison Park Funding XII Ltd., Series 2014-12A, Class E, 6.235% (3 Month LIBOR USD + 5.100%), 7/20/2026 (a)(b)	500,000	357,372
MMCF CLO LLC, Series 2017-1A, Class D, 7.599% (3 Month LIBOR USD + 6.380%), 1/15/2028 (a)(b)(c)	500,000	398,926
OCP CLO Ltd., Series 2015-8A, Class D, 6.635% (3 Month LIBOR USD + 5.500%), 4/19/2027 (a)(b)	500,000	373,940
Saranac CLO VIII Ltd., Series 2020-8A, Class E, 9.749% (3 Month LIBOR USD + 8.120%), 2/22/2033 (a)(b)	500,000	256,036
THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class E, 9.719% (3 Month LIBOR USD + 8.500%), 4/15/2030 (a)(b)(c)	500,000	377,827
Venture XXIII Ltd., Series 2016-23A, Class ER, 7.085% (3 Month LIBOR USD + 5.950%), 7/19/2028 (a)(b)	1,000,000	574,400
West CLO Ltd., Series 2014-1A, Class D, 6.035% (3 Month LIBOR USD + 4.900%), 7/18/2026 (a)(b)	500,000	348,925
TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost ― $4,405,319)		3,012,322

Common Stocks ― 0.08%	Shares
Consumer, Non-cyclical ― 0.08%
Cenveo Corp. (b)(c)(d)	4,630	53,245
TOTAL COMMON STOCKS (Cost ― $490,470)		53,245
	Principal
Corporate Obligations ― 90.47%	Amount
Basic Materials ― 12.01%
Alcoa Nederland Holding BV, 7.000%, 9/30/2026 (b)	500,000	497,325
Allegheny Technologies Inc., 5.875%, 12/1/2027	100,000	83,250
Arconic Corp., 6.000%, 5/15/2025 (b)(e)	100,000	101,375
Big River Steel LLC / BRS Finance Corp., 7.250%, 9/1/2025 (b)	665,000	627,594
Blue Cube Spinco LLC, 9.750%, 10/15/2023	250,000	262,187
Cascades, Inc., 5.750%, 7/15/2023 (b)	128,000	128,614
Cleveland-Cliffs, Inc., 5.875%, 6/1/2027	750,000	472,238
Coeur Mining, Inc., 5.875%, 6/1/2024	750,000	697,935
Compass Minerals International, Inc., 6.750%, 12/1/2027 (b)	500,000	497,325
Consolidated Energy Finance SA, 6.875%, 6/15/2025 (b)	240,000	186,300
Consolidated Energy Finance SA, 6.500%, 5/15/2026 (b)	1,250,000	980,750
Cornerstone Chemical Co., 6.750%, 8/15/2024 (b)	175,000	143,028
CVR Partners LP / CVR Nitrogen Finance Corp., 9.250%, 6/15/2023 (b)	1,000,000	884,170
FMG Resources Ltd., 5.125%, 5/15/2024 (b)	250,000	254,975
Hecla Mining Co., 7.250%, 2/15/2028	500,000	491,875
Mercer International, Inc., 7.375%, 1/15/2025	1,100,000	1,061,720
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/2026 (b)	500,000	498,650
		7,869,311
Communications ― 10.56%
AMC Networks, Inc., 4.750%, 8/1/2025	500,000	459,275
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (b)	250,000	254,610
Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/2024 (b)	426,000	356,860
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (b)	500,000	448,075
CSC Holdings LLC, 5.500%, 4/15/2027 (b)	500,000	522,169
Cumulus Media New Holdings, Inc., 6.750%, 7/1/2026 (b)	600,000	491,520
Entercom Media Corp., 6.500%, 5/1/2027 (b)	100,000	74,460
Front Range BidCo, Inc., 6.125%, 3/1/2028 (b)	425,000	402,569
Gray Television, Inc., 7.000%, 5/15/2027 (b)	1,000,000	1,009,650
iHeartCommunications, Inc., 5.250%, 8/15/2027 (b)	100,000	91,215
Lamar Media Corp., 5.750%, 2/1/2026	250,000	255,437
National CineMedia LLC, 5.875%, 4/15/2028 (b)	250,000	179,275
Nexstar Broadcasting, Inc., 5.625%, 7/15/2027 (b)	250,000	239,912
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.000%, 8/15/2027 (b)	250,000	239,887
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 3/15/2030 (b)	100,000	91,965
Radiate Holdco LLC / Radiate Finance, Inc., 6.875%, 2/15/2023 (b)	500,000	493,650
Sinclair Television Group, Inc., 5.500%, 3/1/2030 (b)	1,000,000	834,650
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (b)	250,000	207,813
T-Mobile USA, Inc., 4.750%, 2/1/2028	250,000	263,668
		6,916,660

Consumer, Cyclical ― 17.80%
American Axle & Manufacturing, Inc., 6.500%, 4/1/2027	750,000	569,100
Aramark Services, Inc., 6.375%, 5/1/2025 (b)	500,000	521,250
Arrow Bidco LLC, 9.500%, 3/15/2024 (b)	500,000	278,650
BCD Acquisition, Inc., 9.625%, 9/15/2023 (b)	1,000,000	835,000
Beacon Roofing Supply, Inc., 4.500%, 11/15/2026 (b)	250,000	239,537
Boyd Gaming Corp., 6.000%, 8/15/2026	500,000	456,050
Boyd Gaming Corp., 4.750%, 12/1/2027 (b)	100,000	86,610
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.250%, 9/15/2027 (b)	250,000	229,912
Carnival Corp., 11.500%, 4/1/2023 (b)	300,000	314,203
Century Communities, Inc., 5.875%, 7/15/2025	500,000	466,150
Century Communities, Inc., 6.750%, 6/1/2027	1,000,000	865,800
Ford Motor Co., 9.000%, 4/22/2025	1,000,000	978,750
Gateway Casinos & Entertainment Ltd., 8.250%, 3/1/2024 (b)	130,000	110,149
IAA, Inc., 5.500%, 6/15/2027 (b)	100,000	100,245
Installed Building Products, Inc., 5.750%, 2/1/2028 (b)	100,000	96,710
KB Home, 6.875%, 6/15/2027	1,000,000	1,057,100
Lions Gate Capital Holdings LLC, 5.875%, 11/1/2024 (b)	300,000	278,940
Lithia Motors, Inc., 5.250%, 8/1/2025 (b)	250,000	243,700
Lithia Motors, Inc., 4.625%, 12/15/2027 (b)	250,000	237,813
Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028 (b)	500,000	441,050
Mattamy Group Corp., 4.625%, 3/1/2030 (b)	125,000	111,263
New Red Finance, Inc., 4.375%, 1/15/2028 (b)	250,000	242,900
Resideo Funding, Inc., 6.125%, 11/1/2026 (b)	438,000	386,009
Sabre GLBL, Inc., 9.250%, 4/15/2025 (b)	100,000	105,960
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/2025	500,000	412,400
Scotts Miracle-Gro Co., 4.500%, 10/15/2029	250,000	245,325
Six Flags Theme Parks, Inc., 7.000%, 7/1/2025 (b)	250,000	259,950
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/2024	850,000	830,790
Univar Solutions USA, Inc. / Washington, 5.125%, 12/1/2027 (b)	250,000	249,288
Wabash National Corp., 5.500%, 10/1/2025 (b)	500,000	413,650
		11,664,254
Consumer, Non-cyclical ― 12.28%
Albertsons Cos, Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (b)	100,000	101,465
Bausch Health Cos, Inc., 5.000%, 1/30/2028 (b)	100,000	96,469
Catalent Pharma Solutions, Inc., 5.000%, 7/15/2027 (b)	250,000	256,162
Darling Ingredients, Inc., 5.250%, 4/15/2027 (b)	100,000	101,455
Encompass Health Corp., 5.750%, 9/15/2025	750,000	766,725
Encompass Health Corp., 4.500%, 2/1/2028	250,000	251,162
Herc Holdings, Inc., 5.500%, 7/15/2027 (b)	500,000	471,850
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (b)	250,000	254,900
Hologic, Inc., 4.375%, 10/15/2025 (b)	100,000	100,980
JBS USA LUX SA / JBS USA Finance, Inc., 6.500%, 4/15/2029 (b)	750,000	796,583
Korn Ferry, 4.625%, 12/15/2027 (b)	250,000	236,125
Minerva Luxembourg SA, 6.500%, 9/20/2026 (b)	500,000	481,450
Post Holdings, Inc., 4.625%, 4/15/2030 (b)	250,000	246,560
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.750%, 4/15/2026 (b)	750,000	742,500
Select Medical Corp., 6.250%, 8/15/2026 (b)	1,000,000	967,700
ServiceMaster Co. LLC, 7.450%, 8/15/2027	500,000	539,575
Sotheby’s, 7.375%, 10/15/2027 (b)	1,010,000	854,995
United Rentals North America, Inc., 6.500%, 12/15/2026	500,000	519,825
US Foods, Inc., 6.250%, 4/15/2025 (b)	250,000	255,938
		8,042,419
Energy ― 11.07%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 3/1/2027 (b)	250,000	186,575
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 1/15/2028 (b)	1,250,000	926,625

Antero Resources Corp., 5.625%, 6/1/2023	400,000	237,580
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/2027 (b)	730,000	551,734
Cheniere Energy Partners LP, 5.250%, 10/1/2025	1,000,000	960,800
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 1/15/2026 (b)	1,200,000	1,264,500
Hilcorp. Energy I LP / Hilcorp. Finance Co., 5.750%, 10/1/2025 (b)	250,000	139,325
PBF Holding Co. LLC / PBF Finance Corp., 6.000%, 2/15/2028 (b)	1,000,000	718,150
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/2023	250,000	194,050
Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025 (b)	1,500,000	472,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.500%, 7/15/2027	100,000	90,625
Transocean, Inc., 8.000%, 2/1/2027 (b)	250,000	103,045
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/2026	250,000	202,425
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/2027	750,000	603,487
Warrior Met Coal, Inc., 8.000%, 11/1/2024 (b)	640,000	600,992
		7,252,413
Financial ― 7.30%
Credit Acceptance Corp., 6.625%, 3/15/2026	500,000	452,500
Global Aircraft Leasing Co. Ltd., 6.500%, 9/15/2024 (b)	250,000	152,812
goeasy Ltd., 5.375%, 12/1/2024 (b)	250,000	223,175
HAT Holdings I LLC / HAT Holdings II LLC, 5.250%, 7/15/2024 (b)	500,000	498,800
HAT Holdings I LLC / HAT Holdings II LLC, 6.000%, 4/15/2025 (b)	250,000	250,625
Hunt Cos, Inc., 6.250%, 2/15/2026 (b)	500,000	427,900
iStar, Inc., 4.250%, 8/1/2025	250,000	199,062
LPL Holdings, Inc., 4.625%, 11/15/2027 (b)	500,000	480,625
MPT Operating Partnership LP / MPT Finance Corp., 5.000%, 10/15/2027	500,000	513,150
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (b)	400,000	386,080
Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027 (b)	1,000,000	857,800
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/2027 (b)	150,000	105,945
Starwood Property Trust, Inc., 3.625%, 2/1/2021	250,000	236,813
		4,785,287
Industrial ― 11.62%
American Woodmark Corp., 4.875%, 3/15/2026 (b)	250,000	234,900
ATS Automation Tooling Systems, Inc., 6.500%, 6/15/2023 (b)	353,000	355,577
BMC East LLC, 5.500%, 10/1/2024 (b)	135,000	129,235
Boise Cascade Co., 5.625%, 9/1/2024 (b)	500,000	501,150
Bombardier, Inc., 7.500%, 12/1/2024 (b)	400,000	267,920
Builders FirstSource, Inc., 5.000%, 3/1/2030 (b)	250,000	215,700
Cargo Aircraft Management, Inc., 4.750%, 2/1/2028 (b)	1,000,000	940,000
Cascades, Inc., 5.375%, 1/15/2028 (b)	100,000	101,075
Clean Harbors, Inc., 4.875%, 7/15/2027 (b)	100,000	103,750
Cleaver-Brooks, Inc., 7.875%, 3/1/2023 (b)	100,000	82,980
Cloud Crane LLC, 10.125%, 8/1/2024 (b)	300,000	284,460
Covanta Holding Corp., 5.875%, 7/1/2025	250,000	243,700
Energizer Holdings, Inc., 7.750%, 1/15/2027 (b)	1,000,000	1,066,150
frontdoor, Inc., 6.750%, 8/15/2026 (b)	520,000	543,192
FXI Holdings, Inc., 7.875%, 11/1/2024 (b)	450,000	331,313
Graphic Packaging International LLC, 3.500%, 3/15/2028 (b)	100,000	95,375
Griffon Corp., 5.250%, 3/1/2022	174,000	171,675
Griffon Corp., 5.750%, 3/1/2028	350,000	335,020
Kratos Defense & Security Solutions, Inc., 6.500%, 11/30/2025 (b)	283,000	278,104
Matthews International Corp., 5.250%, 12/1/2025 (b)	250,000	228,075
Moog, Inc., 4.250%, 12/15/2027 (b)	250,000	235,938
Silgan Holdings, Inc., 4.125%, 2/1/2028 (b)	100,000	98,875
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (b)	100,000	99,000
Stericycle, Inc., 5.375%, 7/15/2024 (b)	100,000	100,912
US Concrete, Inc., 6.375%, 6/1/2024	600,000	569,670
		7,613,746
Technology ― 3.75%
CDK Global, Inc., 5.875%, 6/15/2026	750,000	789,113
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 3/1/2025 (b)	250,000	245,980

Dell International LLC / EMC Corp., 7.125%, 6/15/2024 (b)	575,000		597,626
MSCI, Inc., 3.625%, 9/1/2030 (b)	150,000		152,580
MTS Systems Corp., 5.750%, 8/15/2027 (b)	500,000		467,300
Qorvo, Inc., 5.500%, 7/15/2026	100,000		105,470
Qorvo, Inc., 4.375%, 10/15/2029 (b)	100,000		100,095
			2,458,164
Utilities ― 4.08%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/2025	250,000		255,442
Calpine Corp., 4.500%, 2/15/2028 (b)	250,000		243,187
Calpine Corp., 5.125%, 3/15/2028 (b)	250,000		245,313
Rockpoint Gas Storage Canada Ltd., 7.000%, 3/31/2023 (b)	500,000		388,650
Talen Energy Supply LLC, 10.500%, 1/15/2026 (b)	625,000		519,294
Talen Energy Supply LLC, 6.625%, 1/15/2028 (b)	250,000		236,975
Vistra Operations Co. LLC, 5.625%, 2/15/2027 (b)	500,000		528,575
Vistra Operations Co. LLC, 5.000%, 7/31/2027 (b)	250,000		256,138
			2,673,574
TOTAL CORPORATE OBLIGATIONS - (Cost ― $65,728,969)			59,275,828

Short-Term Investments ― 3.59%	Shares
Money Market Funds ― 3.59%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.160% (f)	2,354,048		2,354,048
TOTAL SHORT-TERM INVESTMENTS (Cost ― $2,354,048)			2,354,048
TOTAL INVESTMENTS ― 98.74% (Cost ― $72,978,806)			64,695,443
Other Assets in Excess of Liabilities ― 1.26%			828,424
NET ASSETS ― 100.00%		$	$ 65,523,867

LIBOR	London Inter-Bank Offered Rate

(a)
Variable or Floating Rate Security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of April 30, 2020.

(b)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At April 30, 2020, the value of these securities amounted to $44,174,476 or 67.42% of net assets.

(c)	Illiquid security. At April 30, 2020, the value of these securities amounted to $829,998 or 1.27%% of net assets.
(d)	As of April 30, 2020, the Fund has fair valued these securities. The value of these securities amounted to $53,245 or 0.08% of net assets. Value determined using significant unobservable inputs.
(e)	Security issued on a when-issued basis. On April 30, 2020, the total value of investments purchased on a when-issued basis was $101,375 or 0.15% of net assets.
(f)	Rate disclosed is the seven day yield as of April 30, 2020.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans, and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the“Adviser”) the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020:

Assets	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$-	$3,012,322	$-	$3,012,322
Common Stocks	-	-	53,245	53,245
Corporate Obligations	-	59,275,828	-	59,275,828
Short-Term Investments	2,354,048	-	-	2,354,048
Total	$2,354,048	$62,288,150	$53,245	$64,695,443

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2020, the Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/2020	Discounts/Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/2020
Common Stocks	$ 67,135	$ -	$ -	$ (13,890)	$ -	$ -	$ -	$ -	$ 53,245

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at April 30, 2020, is ($13,890).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 04/30/2020	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Common Stocks	$ 53,245	Broker Quote	Third party	$11.50

*Table presents information for one security, which is valued at $11.50 as of April 30, 2020.